UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [   ]
Pre-Effective Amendment No.                                     [   ]
                            -----
Post-Effective Amendment No.  9                                 [ X ]
                            -----

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]
       Amendment No.  12                                        [ X ]
                     -----

                    (Check appropriate box or boxes)

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                767 Fifth Avenue, 49th floor, New York, NY 10153
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code       212-583-2000
                                                   -----------------------------

Linda S. Martinson, c/o Baron Select Funds, 49th fl, 767 Fifth Ave, NY, NY 10153
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
                                             -----------------------------------
---------------

It is proposed that this filing will become effective (check appropriate box)
[ X ]   immediately upon filing pursuant to paragraph (b)
[   ]   on (date) pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on (date) pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

[   ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                                                                 April 30, 2007




                          P  R  O  S  P  E  C  T  U  S




                            [registered castle logo]

                                    B A R O N
                                   S E L E C T
                                    F U N D S









                                       > BARON PARTNERS FUND

                                    [PHOTOS]

BARON  PARTNERS  FUND
767 Fifth Avenue
New York, New York 10153
1-800-99-BARON
212-583-2100

























This prospectus contains essential information for anyone investing in this Fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission has approved or disapproved them or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

April 30, 2007

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Information about       Investment Goals, Strategies and Risks................

the Fund                Prior Performance.....................................

                        Fund Expenses.........................................

                        Financial Highlights..................................

                        Management of the Fund................................

--------------------------------------------------------------------------------

Information             How Your Shares are Priced............................

about your              How to Purchase Shares................................

investment              How to Redeem Shares..................................

                        How to Exchange Shares................................

                        Special Information about the Baron Funds
                           Website............................................

                        Disclosure of Portfolio Holdings......................

                        Distributions and Taxes...............................

                        General Information...................................

--------------------------------------------------------------------------------

More Information        Back Cover

INFORMATION ABOUT THE FUND

INVESTMENT GOALS AND STRATEGIES

GOAL

Capital appreciation.

INVESTMENT STRATEGY

In making investment decisions for the Fund, the Adviser seeks:

1. securities that the Adviser believes have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability.

2. businesses that the Adviser believes are well managed, have significant long term growth prospects and are attractively priced.

The Adviser's research process includes visits and interviews with company managements, their major competitors, and often their customers. The Adviser also studies industry data, statistics and trends. The Adviser looks for the ability of a company to grow substantially within a four or five year period following investment. The Adviser looks for special business niches that the Adviser believes offer favorable business opportunities and sustainable barriers to competition. The Adviser also seeks what it believes are strong management capabilities, good employee morale, and the favorable reputations of the businesses in their communities.

The Adviser's analysts and portfolio managers also study an individual business' financial strength and profitability. The Fund purchases stocks whose prices the Adviser believes are undervalued relative to their businesses' long term growth prospects, future cash flows and asset values. The Fund seeks to invest in businesses before their long term growth prospects are appreciated by other investors. The Fund may make significant investments in companies in which the Adviser has the greatest conviction. Of course, there can be no guarantee the Fund will be successful at achieving its objectives.

The Fund has a long term outlook. The Fund often invests in businesses and maintains those investments for several years. The Adviser does so hoping for significant business growth, and as a result, stock price appreciation over that time period. As long term investors in business, the Fund is designed for long term shareholders. The Fund is not designed nor intended to be suitable for investors who intend to purchase and then sell their Fund shares after a short period. Please see pages [ ] of this prospectus regarding the Fund policies on short term trading.

Baron Partners Fund is a non-diversified fund that invests in long and short positions primarily in U.S. securities. The Fund establishes long positions in securities the Adviser believes have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability and the potential to increase in value at least 100% over four subsequent years. The Fund will make money if the stock prices of securities it owns increase. It will lose money if the securities fall in price.

The Fund may also sell short securities. It may establish short positions in securities the Adviser believes have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are over-priced. When the Fund takes a short position, the Adviser believes the company's stock price will fall. If it falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. The Fund will not utilize more than 35% of its total assets in maintaining short positions.

The Adviser believes that this long and short strategy may reduce the risks inherent in the equity markets. The Adviser invests without regard for market trends. It instead focuses on long lasting "mega-trend" opportunities presented by individual long or short investments. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets after giving effect to such borrowing.

Baron Partners Fund also invests in private equity investments. These private company investments occur either with companies that currently exist in the Fund's portfolio when such companies are taken private or if these companies are acquired by private equity or through established relationships with managements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL STOCK MARKET RISK Investing in the stock market is risky because equity securities fluctuate in value, often based on factors unrelated to the intrinsic value of the issuer. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities' values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

LARGE POSITIONS The Fund may establish significant positions in companies in which the Adviser has the greatest conviction. If the stock price of one or more of those companies should decrease, it would have a big impact on the Fund's net asset value. These large positions may represent a significant part of a company's outstanding stock, and sales by the Fund could adversely affect stock prices. The Fund's returns may be more volatile than those of a less concentrated portfolio.

SPECIFIC SECURITIES RISKS Earnings, cash flows and valuations projected by the Adviser for a long position may not be achieved, which would negatively impact the stock market price of that company. For a short position, the company or the securities markets may have favorable developments or news that positively affect the stock market price of that company.

NON-DIVERSIFIED The Fund is non-diversified, which means it may have large positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

SHORT SALES If the price of the stock sold short increases after the sale, the Fund will lose money because it will have to pay a higher price to repurchase the borrowed stock when it closes its short position. The loss of value on a short sale is theoretically unlimited. The Fund may not be able to close out a short position at an acceptable time or price. The Fund has to borrow the securities to enter into the short sale. If the lender demands the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price.

LEVERAGE The Fund may borrow from banks and pledge its assets in connection with the borrowing. If the interest expense on the borrowings is greater than the income and increase in value of the securities purchased with the proceeds of borrowing, the use of leverage will decrease the return to stockholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund's returns.

LONG TERM OUTLOOK AND PROJECTIONS The Fund is designed for long-term investors who are willing to hold investments for a substantial period of time. The cash flows and valuations that the Adviser projects for a company may not be achieved, which would negatively impact the stock market price of that company.

PRIOR PERFORMANCE OF PREDECESSOR PARTNERSHIP

Although the Fund was registered as a mutual fund in 2003, it has been managed in the same style and by the same portfolio manager since the Partnership's inception in January 1992, and its conversion to a Delaware statutory trust structure on April 30, 2003. The Partnership's investment objectives, policies, guidelines and restrictions were, in all material respects, equivalent to the Fund's. The following information shows the Fund's annual returns and long term performance, restated to reflect the imposition of the same advisory fees and other operating expenses (excluding portfolio transaction costs, interest, and extraordinary expenses) that would have been applied historically if the Fund had its current fee structure since inception. Prior to May 1, 2003, these fees and expenses were assumed to be 1.45% of average net assets, which is the maximum expense level of the Fund due to an expense reimbursement agreement provided by the Adviser and which is higher than the average fees and expenses of the Fund when it was the Partnership, which were approximately 1.1% of average net assets. During this period, the Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the Fund has varied from year to year. The table compares the performance of the Fund over time to a relevant index. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. The Annual Financial Report contains additional performance information which is available upon request without charge by writing or calling the Fund at the address and telephone number set forth on the back of this Prospectus. Performance information can be found online at www.BaronFunds.com/performance.

Annual returns for periods ended 12/31 of each year

[Line Graph]

-------------------------------------------------------------------------------------------------
61.8%     11.3%     21.1%     4.4%     (16.0%)     (18.4)     34.8%     42.3%     14.4%     21.5%
-------------------------------------------------------------------------------------------------
1997      1998      1999      2000      2001        2002      2003      2004      2005      2006
-------------------------------------------------------------------------------------------------

Best quarter:    12/31/98   56.0%
Worst quarter:   09/30/98  -31.2%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/06)

The following table shows the Fund's annual returns and long-term performance (before and after taxes), which includes the predecessor Partnership's average annual return, restated to reflect the imposition of the same advisory fees and other operating expenses (excluding portfolio transaction costs, interest, and extraordinary expenses) that would have been applied historically before and after taxes, and the change in value of a broad- based market index over various periods ended December 31, 2006. Prior to May 1, 2003, these fees and expenses were assumed to be 1.45% of average net assets, which is the maximum expense level of the Fund due to an expense reimbursement agreement provided by the Adviser and which is higher than the average fees and expenses of the Fund when it was the Partnership, which were approximately 1.1 % of average net assets. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's "Return after taxes on distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" is greater than the "Return before taxes" because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

----------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                                                                          1 year      5 years    10 years   Inception*
----------------------------------------------------------------------------------------------------------------------

 Return before taxes                                                         21.55%      16.82%     15.33%      18.30%
----------------------------------------------------------------------------------------------------------------------
 Return after taxes on distributions                                         21.50%      15.91%     14.83%      17.86%
----------------------------------------------------------------------------------------------------------------------
 Return after taxes on distributions and sale of Fund shares                 14.07%      14.42%     13.68%      16.86%
----------------------------------------------------------------------------------------------------------------------
 Russell 2000 (reflects no deductions for fees, expenses or taxes)           18.37%      11.39%      9.44%      10.95%
----------------------------------------------------------------------------------------------------------------------
 S & P 500 (reflects no deductions for fees, expenses or taxes)              15.80%       6.17%      8.40%      10.82%
----------------------------------------------------------------------------------------------------------------------

*    Inception date of the Partnership was January 31, 1992.

The S & P 500 is an unmanaged index that measures the performance of larger cap equities. The Russell 2000 is a widely recognized unmanaged index of smaller companies. The Fund may also compare its performance to the performance of its respective peer groups, as published by Morningstar & Lipper.

FUND EXPENSES

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Fund.

ANNUAL FUND EXPENSES+
(Expenses that are deducted from the Fund's assets)

Management Fee.....................................................1.00%
Distribution (12b-1) Fee*..........................................0.25%
Other Expenses.....................................................0.07%
                                                                   -----
Total Operating Expenses**.........................................1.32%
Interest Expense...................................................0.45%
                                                                   -----
Total Annual Fund Expenses**.......................................1.77%
                                                                   =====

----------
+    Based on the fiscal year ended December 31, 2006.
* Due to payment of Rule 12b-1 fees, long term shareholders may indirectly pay more than the maximum permitted front-end sales charge.
** The Adviser has agreed that for so long as it is Adviser to the Fund, it will reimburse certain expenses of the Fund so that its total operating expenses (exclusive of portfolio transaction costs, interest, and extraordinary expenses) are limited to 1.45% of average daily net assets. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating and interest expenses remain the same. These costs are exclusive of transactional expenses such as brokerage expense. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
YEAR                                       1        3         5        10
--------------------------------------------------------------------------------
BARON PARTNERS FUND                        $180     $557      $959    $2,084
--------------------------------------------------------------------------------

There are additional charges if you have retirement accounts and wire transfers. You also may purchase and redeem your shares through broker-dealers or others who may charge a commission or other transaction fee for their services (see "How to Purchase Shares" and "How to Redeem Shares").

The 12b-1 fee is paid to Baron Capital, Inc. for shareholder and distribution services. Because the fee is paid out of the Fund's assets on an on-going basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The "total return" shows how much your investment in the Fund would have increased (or decreased) during each year, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by PricewaterhouseCoopers, LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual financial report, which is available upon request.


Fiscal Year Ended December 31                                               2006             2005          2004            2003*

Net Asset Value, Beginning of Year                                         $18.43           $16.85        $12.17          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                         (0.16)^          (0.13)        (0.06)          (0.10)
Net Realized and Unrealized Gain on Investments                              4.13             2.49          5.17            3.63
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                            3.97             2.36          5.11            3.53
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                         0.00             0.00          0.00            0.00
Distributions from Net Realized Gains                                       (0.06)           (0.78)        (0.43)          (1.36)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                        (0.06)           (0.78)        (0.43)          (1.36)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                               $22.34           $18.43        $16.85          $12.17
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                                               21.55%           14.37%        42.35%          35.76%+
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets (in millions), End of Year                                     $2,403.1         $1,403.0        $632.7          $164.3
Ratio of Total Expenses to Average Net Assets                               1.77%            1.62%          1.46%           1.77%**
Less: Ratio of Interest Expense to Average Net Assets                      (0.45%)          (0.27%)        (0.12%)        (0.37%)**
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                           1.32%            1.35%          1.34%           1.40%**
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                         (0.80%)          (0.85%)        (0.83%)        (1.39%)**
Portfolio Turnover Rate                                                    35.92%           37.62%         57.77%         36.67%+
-----------------------------------------------------------------------------------------------------------------------------------

*      For the period April 30, 2003 (Commencement of Operations) to
       December 31, 2003.
**     Annualized.
+      Not annualized.
^      Based on average shares outstanding.

MANAGEMENT OF THE FUND

The Board of Trustees oversees the management of the Fund. A list of the Board members and the Fund's officers may be found in the Statement of Additional Information. The Fund's adviser is BAMCO, Inc., located at 767 Fifth Avenue, New York, NY 10153. BAMCO serves as investment adviser to other registered mutual funds, including Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. The Adviser is a subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc. ("Baron Capital" or "Distributor"), a registered broker-dealer and a member of the NASD, and the distributor of the shares of the Fund, is also a subsidiary of BCG.

Ronald Baron is the founder, chief executive officer and chairman of the Adviser and BCG (and its subsidiaries) and, with his family, is the principal owner of BCG.

Mr. Baron has been the portfolio manager of Baron Partners Fund since its inception as a limited partnership on January 31, 1992. He has managed Baron Asset Fund and Baron Growth Fund, two registered mutual funds, since their inceptions in 1987 and 1995, respectively, and he has managed money for others since 1975. Mr. Baron is also a senior member of the Adviser's research team and is responsible for stock selection and the portfolio structure. Mr. Baron's responsibilities to manage other funds and accounts may conflict with his responsibilities to the Fund. The Fund's Statement of Additional Information provides additional information about Mr. Baron's compensation, other accounts managed by Mr. Baron and his ownership of securities in the Fund.

For its services the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser is contractually obligated to reimburse certain expenses of the Fund so that its totaling operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) are limited to 1.45% of average daily net assets. A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory contract of the Fund is available in the Fund's Semi-Annual Report to the Shareholders for the six months ended June 30, 2006.

12b-1 PLAN

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. A substantial portion of the 12b-1 fees is directed to third parties that provide shareholder servicing to existing shareholders. Because the fee is paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 plan authorizes the Fund to pay Baron Capital a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets. The Distributor or its affiliates may enter into arrangements with third parties to sell the Fund to, or hold the Fund for, their customers in programs and pay such third parties directly for charges which may include, among others, those related to shareholder servicing, shareholder accounting, and custody expenses that exceed the amount of the 12b-1 fee. See the Statement of Additional Information for a more detailed listing of the expenses covered by the Distribution Plan.

Third Party Arrangements The Adviser, the Distributor or their affiliates may at their own expense out of their own financial resources (a source of which may be payment under a Fund's distribution plan), make cash payments to some, but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or promote retention of their customer's assets in the Fund. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales.

Subject to approval by the Board of Trustees, the Fund may pay to financial intermediaries out of the Fund's assets (in addition to 12b-1 payments), fees for servicing shareholder accounts. Such financial intermediaries would have omnibus accounts with the Fund's transfer agent and provide shareholder servicing and/or sub- transfer agent services to shareholders or beneficial owners. It is anticipated that any amounts paid by the Fund to such financial intermediaries shall not exceed the amount the Fund would have incurred in maintaining the shareholder accounts for those who invest in the Fund directly rather than through these financial intermediaries. As of December 31, 2006, the Fund has made no such payments.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder servicing, transaction processing, sub- accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

HOW YOUR SHARES ARE PRICED

The purchase or sale price for your shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of regular trading of the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Exchange is open. Your purchase or sale will be priced at the next NAV calculated after your order is accepted by the Fund's transfer agent. If you purchase or sell shares through a brokerage firm, bank or other financial institution, your transaction will receive the NAV next calculated after the financial institution receives your order if it promptly transmits the order to the Fund's transfer agent. The Fund has agreements with certain financial institutions which authorize the financial institutions to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these authorized financial institutions, the order will be considered received when the authorized party accepts the order. Those orders will be priced at the NAV next computed after acceptance of the order by the authorized institution or its agent.

The Fund's investments are valued based on the last sale price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board, and the committee reports to the Board every quarter. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The Fund may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.
For  securities  traded on  NASDAQ,  the Fund uses the NASDAQ  Official  Closing
Price.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund directly without paying a sales charge. Please use the Fund's "Regular Account Application" form to open an account. Special applications are available to open Individual Retirement Accounts such as Traditional, Roth, SEP, or Simple IRAs (collectively "IRAs", or individually "IRA") and Coverdell accounts. All applications can be found online at www.BaronFunds.com/applications. Please complete the application form in its entirety. If you do not provide all the information requested, your application wil be returned to you and your investment will not be established. The minimum initial investment is $2,000 unless you choose to invest through the Baron Automatic Investment Plan (see page [ ]of this prospectus). At the sole discretion of the Adviser, the initial investment minimum may be waived for certain investors. In addition, the Fund will not enforce the minimum for accounts opened through other financial institutions and administrators which might act as intermediaries for investors in the Fund and may not have systems that are able to enforce the Fund's minimum. There is no minimum for subsequent purchases except for purchases made through the Fund's website (see page [ ] of this prospectus). The Fund may reject any proposed purchase. Please see page [ ] of this prospectus for the Fund's policy on short term trading.

Any person or entity with a valid U.S. tax identification number can invest in the Fund. Refer to the Fund's "Anti-Money Laundering Regulations" on the following page for a list of required information. Please call the Fund's transfer agent at 1-800-442-3814, if you have any questions.

ANTI-MONEY LAUNDERING REGULATIONS As part of the Fund's legal responsibility to fight the funding of terrorism and money laundering activities, the Fund requires a detailed verification of the identity of a shareholder, and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts. When you open an account the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities. THE INFORMATION REQUESTED INCLUDES NAME, ADDRESS, DATE OF BIRTH, AND U.S. TAXPAYER IDENTIFICATION NUMBER. Please make sure to provide all this required information. Incomplete information will delay your investment. The Fund will not process your investment until all required information has been provided. You will receive the NAV of the Fund on the date that all required information has been provided to the Fund's transfer agent. United Missouri Bank of Kansas City, N.A. will hold your investment check until all required information has been received. Investment funds received by bank wire will also be held by United Missouri Bank of Kansas City, N.A. If the application is not complete, the Fund's representatives will attempt to collect any missing information by contacting you directly. If you purchase the Fund through a broker/dealer or other financial institution, we will attempt to get the missing information from or through such entity.

If the application is complete, the Fund will process the investment and will take steps to verify your identity. The Fund may request additional information or documents, if needed, to verify an identity. If the Fund cannot verify your information, the account will be closed and you will receive proceeds based on the next calculated NAV of the Fund. If the Fund deems it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund. The Fund will share the identity of its shareholders with federal regulators if required to do so by law and may report a failure to verify a shareholder's identity with federal authorities in accordance with applicable law.

You may invest or add to your account using any of the following methods:

BY MAIL

TO OPEN A NEW ACCOUNT send your signed application form with your check payable to BARON FUNDS(r) to:

Baron Funds(r)
P.O. Box 219946
Kansas City, MO 64121-9946

or by overnight mail to:

Baron Funds(r)
430 West 7th Street
Kansas City, MO 64105-1514

PLEASE MAKE SURE YOU INDICATE HOW MUCH MONEY YOU WANT INVESTED IN BARON PARTNERS FUND. Checks must be payable in U.S. dollars and must be drawn on a U.S. bank. Third party checks, credit cards, money orders, travelers checks, bearer securities and cash will not be accepted. For IRAs and Coverdell accounts, please specify the year for which the contribution is made. If no year is specified it will be applied as a current year contribution.

WHEN ADDING TO YOUR ACCOUNT complete the additional investment form provided at the bottom of your account statement or purchase confirmation. If you do not have that form, write a note with the account number indicating Baron Partners Fund along with your additional investment check. Send it to either the regular or overnight address.

BY WIRE

You can make your initial or additional investments in the Fund by wire. To do so: (1) contact the Fund's transfer agent, DST Systems, Inc., at 1-800-442-3814 to obtain an account number. (2) Complete and sign the application form and mail it to Baron Funds, P.O. Box 219946, Kansas City, MO 64121-9946. (3) Instruct your bank to wire funds to the United Missouri Bank of Kansas City, N.A., ABA No. 1010-0069-5, Account No. 98-7037-101-4. (4) Be sure to specify the following information in the wire: (a) Fund you are buying, (b) your account number, (c) your name, and (d) your wire number. The Fund is not responsible for delays in the wiring process.

BY TELEPHONE

Once your account is open and if you have Banking instructions on your account, you may add to your investment or exchange among the other Baron Funds(r) by telephone unless you specifically declined either of these options on your account application, by speaking with a live representative or by our automated voice recognition system "BaronTel." Call 1-800-442-3814 to invest or exchange by telephone. Please see page [] of this prospectus for additional information on exchanges. By choosing this option to make a purchase, you authorize Baron Funds(r) to draw on your bank account. Please note that for an exchange, your accounts must be identically registered. If you need to add this option to your account, call 1-800-442-3814 for the forms.

BY INTERNET

You may open a new account through the Baron Funds(r) website by going to www.BaronFunds.com/openaccount. For important information about Internet purchases see "Special Information about Baron Funds Website" on page [ ] of this prospectus. You may add to an existing account through the Baron Funds(r) website by going to www.BaronFunds.com/myaccount. You must have ACH/Banking instructions on your account in order to make online purchases.

BARON AUTOMATIC INVESTMENT PLAN

Baron Automatic Investment Plan (the "Plan") is an automatic investment plan offered by the Fund. For any account starting with an investment of less than $2,000, the minimum initial investment is $500 with subsequent monthly investments of as little as $50 automatically invested from your checking account. Once your investment has reached $2,000, you have the option of either discontinuing the Plan by contacting the Fund or continuing to invest in the Fund. If your initial investment is greater than $2,000 and you wish to utilize the Plan for your account, please contact the Fund. To enroll in the Plan, complete the Enrollment Form (available by calling 1- 800-99-BARON), attach a voided check and mail with your application either to Baron Funds(r), P.O. Box 219946, Kansas City, MO 64121-9946 or to the overnight address, Baron Funds(r), 430 West 7th Street, Kansas City, MO 64105-1514.

If your account has already been established without banking instructions and you wish to enroll in the Baron Automatic Investment Plan, please send a "signature guaranteed" letter of instruction with a voided check attached, to either the regular or overnight address. You can obtain a signature guarantee from most securities firms or banks, BUT NOT FROM A NOTARY PUBLIC.

THROUGH BROKER-DEALERS

You may purchase shares of the Fund through a broker-dealer or other financial institution that may charge a transaction fee. If you purchase the shares directly from the Fund, no transaction fee is charged. The Fund also participates in no transaction fee programs with many national brokerage firms.

POLICY REGARDING FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages any person who is not a long-term investor from investing in the Fund. The Board of Trustees of the Fund has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Fund believes that frequent trading (which may include market timing, short term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Fund. The Fund makes investments for the long term, and have had relatively low turnover of the portfolios. See page [ ] of this prospectus for more information about this long-term approach.

The Adviser believes that frequent trading of Fund shares causes risks to the Fund and its shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Fund. It may disrupt the Adviser's ability to manage the Fund in accordance with its objectives. This disadvantages other shareholders of the Fund and adds to Fund costs, as the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be particularly severe for the smaller fund, because the frequent activity would have greater impact on each remaining longer-term shareholder. The risk to long-term shareholders of a non-diversified fund are pronounced, because there may potentially be less liquidity, therefore incurring greater trading-related transaction costs. Shareholders could also be negatively affected by frequent trading if the Adviser is forced to re-balance the portfolio and thereby incur substantial expenses in doing so.

If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from investing in the Fund. The Fund presumes that a person who trades in and then out of a Fund within six months or less is not a long-term investor, although the Fund will consider evidence that rebuts that presumption including, at the Fund's sole discretion, the existence of extenuating circumstances such as medical emergencies or other hardships. The Adviser will examine information that is reasonably available to it at the time including information supplied by third parties and a person's investment history, to the extent known, in other mutual funds or investment vehicles (including vehicles managed by the Adviser or its affiliates) and if it is able to identify a person whom the Adviser deems is not a long term investor it will attempt to (i) bar the person from returning to the Fund or (ii) reject the investment from the outset. Although the Adviser may not be able to identify all persons who engage in frequent trading, it will make attempts to minimize frequent trading activity in the Fund.

Certain financial institutions and administrators which act as intermediaries for investors in the Fund may have systems that cannot accommodate the Fund's policy regarding frequent purchases and redemptions of Fund shares. In these limited instances, the Fund must rely on those intermediaries to enforce their own frequent trading policies. If the Adviser reasonably believes an intermediary is not enforcing its own policy, or the Fund's policy regarding frequent purchases and redemptions even though such intermediary has systems that can accommodate the Fund's policy, the Fund may prohibit the intermediary from investing on behalf of any of its clients.

The Fund's policies and procedures may be modified or terminated at any time. The Fund continues to reserve the right to reject any purchase or exchange request for any reason.

HOW TO REDEEM SHARES

You may redeem your shares of the Fund by any of the methods described below. If you are selling shares in an IRA or Coverdell account please read the information in the IRA of Coverdell Plan Document. Redemptions will not be made until all of the requirements for redemption are met. Redemptions are priced at the next NAV calculated after your redemption request is received in proper form. If you have recently purchased shares your redemption proceeds may not be sent to you until the purchase check has cleared your bank, which generally occurs within fifteen calendar days.

BY MAIL

Write a letter that includes the following information: the name of the registered owner(s) of the account, the name of the Fund, the number of shares or dollar amount to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered, including the signature of each joint owner, if applicable. Mail the request to the transfer agent at Baron Funds, P.O. Box 219946, Kansas City, MO 64121- 9946, or by overnight mail to Baron Funds, 430 West 7th Street, Kansas City, MO 64105-1514.

A signature guarantee is required for redemptions of more than $50,000 in any quarter. See the "Special Information About Redemptions" section on page [ ] of this prospectus. Within seven days after receipt of a redemption request by the transfer agent in proper form, the Fund will normally mail you the proceeds.

BY TELEPHONE

You are automatically granted the telephone redemption option when you open your account unless you decline the option on your account application or by calling 1-800-442-3814. Once made, your telephone request cannot be changed. There is no minimum amount that you may redeem by telephone from your account. The maximum amount that you may redeem by telephone in any quarter is $50,000. You may receive the proceeds by any one of the following methods: (a) we will mail a check to the address to which your account is registered, (b) we will transmit the proceeds by electronic funds transfer to a previously designated bank account (usually a two banking day process), or (c) we will wire the proceeds to a pre-authorized bank account for a $10.00 fee which will be deducted from your redemption proceeds (usually a next banking day process).

The Fund has the right to refuse a telephone redemption if it believes it is advisable to do so. You will be responsible for any fraudulent telephone order as long as the Fund and its transfer agent use reasonable procedures to confirm that telephone instructions are genuine.

BY BROKER-DEALER

You may redeem shares through broker-dealers or other institutions who may charge you a fee. The Fund may have special redemption procedures with certain broker-dealers.

SPECIAL INFORMATION ABOUT REDEMPTIONS

If the amount to be redeemed in any quarter is greater than $50,000, all of the signatures on a redemption request must be signature guaranteed. IF YOU HAVE CHANGED YOUR ADDRESS WITHIN 30 DAYS PRIOR TO A REDEMPTION REQUEST, A SIGNATURE GUARANTEE IS REQUIRED FOR ANY AMOUNT OF REDEMPTION. A signature guarantee helps protect you and the Fund from fraud. You can obtain a signature guarantee from most securities firms or banks, BUT NOT FROM A NOTARY PUBLIC. If you are
                                     ------------------------------
redeeming $50,000 or less per quarter, and if proceeds are sent to the address of record (which has not been changed within 30 days), no signature guarantee is required.

For joint accounts, each signature must be signature guaranteed. Please call the transfer agent at 1-800-442-3814 if you are unsure of any of the requirements. Please remember that the Fund will not redeem your shares until the original letter of instruction with the signature guarantee in proper form has been received by the transfer agent.

The transfer agent may require other documentation from corporations, trustees, executors, and others who hold shares on behalf of someone else. If you have any questions concerning the requirements, please call the transfer agent at 1-800-442-3814. Redemptions will not be made until all of the conditions, including receipt in proper form of all required documentation by the transfer agent, have been satisfied.

A redemption or exchange of Fund shares may generate a tax liability.

If you redeem more than $250,000 or one percent of the net asset value of the Fund during any ninety-day period, the Fund has the right to pay the redemption price, either totally or partially, by a distribution of portfolio securities instead of cash.

If your account falls below $2,000 because of withdrawals, the Fund may ask you to increase your balance. If it is still below $2,000 after sixty days, the Fund may close your account and send you the proceeds.

The Fund may suspend the normal redemption process if trading on the New York Stock Exchange is suspended or if an emergency exists that reasonably precludes the valuation of the Fund's net assets or if the SEC permits such suspension.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your investment in Baron Partners Fund to another. You may exchange shares by mail, telephone (speaking with a live representative or using our automated voice recognition system "BaronTel") or through the Baron Funds(r) website. You must not have opted out of the telephone option to do an exchange online. Please see "Special Information about the Baron Funds Website" below. Any new account established through an exchange will have the same registration, the same privileges and will be subject to the same minimum investment requirements as your original account. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered a sale for federal income tax purposes, for which you may realize a taxable gain or loss. The Fund reserves the right to cancel the exchange privilege of any investor who uses the exchange privilege excessively. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions. See the Fund's "Policy Regarding Frequent Purchases and Redemptions of Fund Shares" on page [ ] of this prospectus.

OTHER FEES

The Fund charges a fee of $5 per year, with a maximum charge of $20, to provide historical information for an account. Please call the Fund's transfer agent at 1-800-442-3814 for additional information.

SPECIAL INFORMATION ABOUT THE BARON FUNDS WEBSITE

The Baron Funds(r) website, www.BaronFunds.com, allows you to check your Fund account balance and historical transactions and make purchases or exchanges of Fund shares or exchange into other Baron Funds(r). You are automatically granted the online transaction option unless you decline the option on your account application or by calling 1-800-442-3814. To purchase shares online you must have telephone transaction privileges and bank instructions with respect to your account. Payment for the purchase of Fund shares through the website may be made only through a debit of your bank account at a domestic bank that is a member of the Federal Reserve System.

The Fund imposes a limit of $25,000 per initial purchase transaction through the website. Subsequent online purchase transactions may be for up to $250,000. The minimum initial investment is $2,000 or if utilizing the Baron Automatic Investment Plan, you can start with an initial investment of $500, with subsequent minimum investments of $50 per month. The minimum investment for subsequent purchases through the website is $10.

Redemptions can not be processed via the website. However, shareholders have the option to redeem by telephone (maximums apply) or via mail.

Please be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Fund's website for transactions is dependent on the Internet, equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and the Distributor and Transfer Agent have established certain security measures, they cannot assure that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences or times when the website is not available for Fund transactions or other purposes. If this occurs, you should consider using other methods to purchase or exchange shares. The Fund, the Adviser, the Distributor or the Transfer Agent are not liable for any delays, malfunctions or unauthorized interception or access to communications or account information.

Neither the Fund, the Transfer Agent, Distributor or Adviser will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures governing the disclosure of the Fund's portfolio holdings. More detailed information about this policy can be found in the Fund's Statement of Additional Information.

QUARTERLY: The Fund posts on the website, usually five business days after the quarter end, the top ten long positions for the Fund. In addition, the Fund posts on the website, usually on the fifteenth business day after quarter end, all long securities positions representing one half of one percent or greater of the Fund's net assets (as a percentage of total long positions if the Fund is leveraged) and the cash position at the just- ended quarter end. All of this information will remain on the website until the next quarter end's information is posted.

MONTHLY: In addition, the Fund posts on the Baron Funds' website, usually the tenth business day after month end, the Fund's ten largest long positions, stated as a percentage of net assets (as a percentage of total long positions if the Fund is leveraged). This information will remain on the website until the next month end's information is posted.

Other information that may be of interest to investors, such as industry breakdowns and a historical analysis of security impact, may be available on the Baron Funds' website.

The website address is www.BaronFunds.com. The link to Fund information is http://www.BaronFunds.com/ourfunds. Holdings information for each of the Funds offered by Baron Funds can be accessed from this link.

The Fund may release the portfolio information to persons earlier than the dates stated above only if the Chief Operating Officer, Chief Financial Officer, General Counsel or Chief Compliance Officer of the Fund determines that the release of such information is in the best interest of the Fund's shareholders, that there is a legitimate business purpose, and the person agrees in writing to maintain the confidentiality of the information and not to trade on the information. More detailed information about these arrangements can be found in the Fund's Statement of Additional Information.

If the Fund inadvertently releases the information prior to the dates stated above to any person, and there was no agreement as described, the Fund will promptly post the information to the website. The Fund may also release what the Fund's executive officers reasonably deem to be immaterial information prior to the above time table as the Fund deems appropriate.

No employee of the Adviser is allowed to accept compensation or consideration in any form with respect to the release of the of Fund's portfolio holdings. "Consideration" includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser. Any exceptions to any of the Fund's disclosure policies are reported to the Board.

DISTRIBUTIONS AND TAXES

The Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains at least once each year. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no charges on reinvestments. After every distribution, the value of a share is automatically reduced by the amount of the distribution. If you elect not to reinvest and the postal or other delivery service is unable to deliver checks to your address of record, your distribution will be reinvested in additional shares at the NAV next determined after the check is returned to the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

You are subject to federal income tax on Fund distributions, unless your investment is in an IRA, Coverdell or other tax-advantaged account. The tax status of any distribution is the same regardless of how long you have invested in the Fund and whether you reinvest your distributions or take them in cash. Income and short-term capital gain distributions are taxed at the ordinary income rate. Long-term capital gains distributions are taxed generally as capital gains. The tax status of the annual distribution will be detailed in an annual tax statement from the Fund. Distributions declared by the Fund may also be subject to state and local taxes. You should consult with your own tax adviser regarding your personal tax situation.

If you do not provide the Fund with your valid U.S. social security or taxpayer identification number, you will be subject to backup withholding for taxes.

GENERAL INFORMATION

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

On or about May 11, 2007, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, will become the custodian for the Fund's cash and securities. The Fund is in the process of transferring its account from its former custodian The Bank of New York.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the shares. They are not responsible for investment decisions for the Fund.

SHAREHOLDER INFORMATION

If you have questions about your account or transactions please contact the transfer agent, DST Systems, Inc., P.O. Box 219946, Kansas City, MO 64121-9946, or by telephone at 1-800-442-3814.

If you have questions about general Fund information please call the Fund's office at 1-800-99-BARON or 212- 583-2100.

As a Delaware statutory trust, annual shareholder meetings are not required. The
Fund  generally  sends  quarterly   reports  to   shareholders.   Pending  legal
proceedings, if any, are discussed in the Statement of Additional Information.

PRIVACY NOTICE

Baron Partners Fund collects nonpublic personal information about you from the following sources:

          o    Information we receive from you on applications or other forms

          o Information about your transactions with us, our affiliates, or others, and

          o Information we receive from third parties, such as credit reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address among affiliates for purposes of sending you information about products of ours that we believe may be of interest to you and inform you of our upcoming investors' conference.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you service, such as a transfer agent or mailing house. All such companies act on our behalf, are contractually obligated to keep the information that we provide to them confidential, and use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

This pledge is also available at all times on our Website www.BaronFunds.com or by calling 1-800-99BARON.

                                    [Photos]

FOR MORE INFORMATION

Investors who want more information about the Fund may obtain the following documents free upon request at the numbers or address below.

SHAREHOLDER REPORTS

Additional information about the Fund's investments will be available in the Fund's quarterly and annual financial reports to Shareholders. In the Fund's annual financial report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information is also contained in the Statement of Additional Information dated April 30, 2007. A current Statement of Additional Information is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference. You may obtain the Statement of Additional Information and the shareholder reports without charge by writing or calling the Fund.

TO OBTAIN INFORMATION

By telephone:           Call 1-800-99-BARON (1-800-992-2766)

By mail:                Write to: BARON FUNDS
                        767 Fifth Avenue
                        New York, NY 10153

By e-mail:              Send your request to:
                        info@BaronFunds.com

On the Internet:        Only text versions of Baron Select Funds documents can
                        be viewed on-line or downloaded from:
                        http:\\www.BaronFunds.com or from the EDGAR database on the SEC's Internet site at: http:\\www.sec.gov

OTHER:

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at
publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

SEC file number:  811-21296

Ticker Symbol:    BPTRX

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the related Statement of Additional Information.




                            [Registered Castle Logo

                                     BARON
                                     SELECT
                                     FUNDS

                               BARON SELECT FUNDS
                               BARON PARTNERS FUND

                                767 Fifth Avenue
                            New York, New York 10153
                                 (800) 99-BARON
                                  212-583-2100

                           -------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2007

                            -------------------------


          This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read in conjunction with the Fund's Prospectus dated April 30, 2007, which may be obtained without charge by writing or calling the Fund at the address and telephone number above.

          The Fund's Prospectus is incorporated by reference into this SAI and the SAI has been incorporated by reference into the Fund's Prospectus. The Fund's audited financial statements are incorporated into this SAI by reference to the Fund's 2006 Annual Financial Report. You may request a copy of the Annual Financial Report at no charge by writing or calling the Fund at the address and number above.


                            -------------------------








          No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

                               TABLE OF CONTENTS
                               -----------------


                                                PAGE IN
                                               STATEMENT
                                                   OF
                                               ADDITIONAL             PAGE IN
                                              INFORMATION           PROSPECTUS




FUND HISTORY AND CLASSIFICATION.............
  Investment Goals, Strategies and Risks....

MANAGEMENT THE FUNDS........................
  Portfolio Manager.........................
  Board of Trustees and Officers............
  Code of Ethics............................
  Proxy Voting..............................
  Principal Holders of Shares...............
  Investment Adviser........................

BROKERAGE...................................

DISTRIBUTOR.................................
  Distribution Plan.........................


REDEMPTION AND PURCHASE OF SHARES...........

NET ASSET VALUE.............................

TAXES.......................................

ORGANIZATION AND CAPITALIZATION.............

OTHER INFORMATION...........................                         Back Cover
  Calculations of Performance Data..........

FUND HISTORY AND CLASSIFICATION
-------------------------------

BARON SELECT FUNDS (the "Company") is an open-end management investment company organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). On January 30, 2003, the partners of the Partnership approved conversion of the Partnership to a statutory trust, and on April 30, 2003, the Partnership converted into a statutory trust under the laws of the State of Delaware. The Company is structured to be able to issue shares in multiple series, each constituting a separate portfolio with separate assets and liabilities from any other series. There is one series currently available, Baron Partners Fund (the "Fund"). The Fund is the successor to the Partnership and has substantially the same investment objectives and strategies as did the Partnership. The Fund also has the same portfolio manager, Ronald Baron, as the Partnership.

INVESTMENT GOALS, STRATEGIES AND RISKS
--------------------------------------

The Fund's investment objective is to seek capital appreciation. In addition to the principal investment strategies of the Fund described in the Prospectus on pages 1 and 2, the Fund may use the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Fund's Board of Trustees. Shareholders would be notified of any material changes. Some of the strategies discussed below are mentioned in the Prospectus, but are explained in more detail here.

FOREIGN  SECURITIES o The Fund may invest up to 25% of its total assets directly
-------------------
in the securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts or listed securities without regard to this limitation. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers. The Fund may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a U.S. exchange or in an over-the-counter market. EDRs and GDRs are receipts issued in Europe generally by a non-U.S bank or trust company that evidence ownership of non-U.S. or domestic securities. There are no fees imposed on the purchase or sale of ADRs, EDRs or GDRs although the issuing bank or trust company may impose fees on the purchase of dividends and the conversion of ADRs, EDRs and GDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

REITs o The Fund may invest in the equity  securities  of real estate investment
-----
trusts ("REITs"). A REIT is a corporation or business trust that invests in real estate and derives its income from rents from or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

LENDING o The Fund may lend its portfolio  securities to institutions as a means
-------
of earning additional income. In lending portfolio securities, the Fund may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Fund deems the other party to be of good standing and determines that the income justifies the risk. The Fund will not lend more than 25% of its total assets.

MORTGAGE-BACKED  SECURITIES o The Fund may invest in mortgage-backed  securities
---------------------------
that are issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. These securities are subject to the risk that prepayments on the underlying mortgages will cause the principal and interest on the mortgage-backed securities to be paid prior to their stated maturities. Mortgage prepayments are more likely to accelerate during periods of declining long-term interest rates. If a prepayment occurs, the Fund may have unanticipated proceeds which it may then have to invest at a lower interest rate, and may be penalized by not having participated in a comparable security not subject to prepayment. The Fund does not anticipate investing more than 5% of its assets in such securities.

WHEN-ISSUED  SECURITIES  o The Fund may  invest  in debt and  equity  securities
-----------------------
purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment. The Fund does not anticipate investing more than 5% of its assets in such securities.

MEDIUM AND LOWER RATED  CORPORATE DEBT  SECURITIES o The Fund may invest in debt
--------------------------------------------------
securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund does not anticipate investing more than 35% of its assets in such securities.

The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the Fund's equity portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Adviser in selecting a security. The Adviser examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objectives when investing in such securities is dependent on the credit analysis of the Adviser. The Adviser could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, these risks would be substantially reduced.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. The ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected by economic conditions. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are more sensitive to adverse economic changes or individual corporate developments than are higher rated debt securities. Adverse publicity and investor perceptions, whether or not based on rational analysis, and periods of economic uncertainty may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time.

To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Fund to sell securities for which no established market exists as compared with securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data.

To the extent that the Fund purchases illiquid securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although pursuant to Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board of Trustees under applicable guidelines. The Fund may invest in securities of distressed issuers when the intrinsic values of such securities, in the opinion of the Adviser, warrant such investment.

OTHER DEBT  SECURITIES o The Fund may invest in  zero-coupon,  step-coupon,  and
----------------------
pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value; pay-in-kind securities pay interest through the issuance of additional securities. The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that a Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

The Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest they assume the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its assets in trade and other claims.

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities.

As a form of borrowing, the Fund may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Fund sells a security and simultaneously agrees to buy it back later at a mutually agreed upon price. To the extent the Fund engages in reverse repurchase agreements it will maintain a segregated account consisting of liquid assets or highly marketable securities to cover its obligations. Reverse repurchase agreements may expose the Fund to greater fluctuations in the value of its assets.

SHORT SALES
-----------

The Fund may sell securities short. The Fund may sell a security that the Fund does not own. In order to do so, the Fund must borrow the security to deliver it to the purchaser and later buy that security in the market to return it to the lender. The value of a security sold short could increase and the Fund would have to pay more to buy the security to deliver to such tender than it received from the purchaser in the short sale. The Fund's risk of loss in these types of short sales is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The Fund may also sell short a security the Fund owns or a security equivalent in kind or amount to a security the Fund has a right to obtain (for example, a security convertible into the security sold short or a security the adviser believes will be deliverable upon the closing of a transaction). The Fund may also short securities when in the opinion of the Adviser the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. If the value of the securities in these types of short sales increases, the Fund loses the opportunity to participate in the gain of the covered positions. The Fund may sell a security short only on a fully collateralized basis, which requires that the Fund establish and maintain a segregated account.

OPTIONS TRANSACTIONS AND SWAPS
------------------------------

The Fund may write (sell) put and covered call options and purchase put and call options on equity and/or debt securities. The Fund may also enter into equity swap transactions. All calls sold by the Fund must be "covered" (i.e., the Fund must own the underlying securities) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold, and a put exposes the Fund to theoretically unlimited liability as the price of the security increases.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller, if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Fund may engage in either style option. The Fund is authorized to engage in transactions with respect to exchange-listed options, over-the-counter options ("OTC options") and other derivative investments. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Equity swap transactions are entered into with financial institutions through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Fund may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Fund may be required to post collateral for such transactions.

There is no central clearing or unless the parties provide for it, guaranty function in an OTC option or derivative, including swaps. As a result, if the Counterparty fails to make or take delivery of the security or other instrument or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Fund will engage in OTC option transactions and derivatives only with previously approved Counterparties. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities unless the fund has the legal right to terminate the option on not more than seven days notice and the counterparty has a high credit quality rating.

USE OF SEGREGATED  AND OTHER  SPECIAL ACCOUNTS
----------------------------------------------

Many hedging transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.

INVESTMENT RESTRICTIONS
-----------------------

The Fund has adopted investment restrictions, described below, which are fundamental policies of the Fund and may not be changed without the approval by a majority of the Fund's shares or, if less , at least two-thirds of a quorum of a majority of the shares. Unless otherwise noted, all percentage restrictions are measured as of the time of the investment after giving effect to the transaction.

The Fund MAY NOT:

     1. Issue senior securities or borrow money in excess of amounts permitted by law (which currently requires asset coverage of 300% immediately after such borrowing, subject to exceptions for borrowings of up to 5% for short-term purposes and in an unlimited amount for certain redemptions).
     2. Purchase or sell commodities or commodity contracts in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be required to register as a commodity pool.
     3.   Purchase  or  sell  oil  and  gas  interests  or  real  estate.   Debt
          obligations or equity securities issued by companies engaged in the oil, gas or real estate business or secured by oil and gas or real estate are not considered oil or gas interests or real estate for purposes of this restriction.
     4. Underwrite securities of other issuers except insofar as the Fund is the seller of such securities.
     5. Make loans, except to the extent the purchase of debt obligations of any type (including loan participations, repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities in compliance with requirements established from time to time by the Securities and Exchange Commission.
     6. Mortgage, pledge or hypothecate any of its assets, except in connection with borrowings, loans of portfolio securities, or other permitted transactions.
     7. Invest 25% or more of the value of its total assets in any particular industry.

As a non-fundamental policy, the Fund will not invest more than 15% of its assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications.

TURNOVER RATE
-------------

The Adviser expects that the average annual turnover rate of the portfolio of the should not exceed 100%. The turnover rate fluctuates depending on market conditions. The turnover rates for the Fund for the past two years ended December 31 are:

                2006          2005

                35.9%         37.6%

DISCLOSURE POLICY
-----------------

Information regarding the Fund's policies regarding the disclosure of portfolio information is contained in the prospectus. Disclosures are made on the Fund's web site, www.BaronFunds.com. The Fund's disclosure policy is designed to address the interests of shareholders of the Fund, which, the Board feels, minimizes any potential conflicts. The Fund's Chief Compliance Officer reports to the Board every quarter on these, and other matters.

The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund's custodian (daily) and auditors (annually). Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services (daily), portfolio management and trading systems (daily), and proxy voting systems (quarterly). In these situations, the Fund, the Adviser or the Distributor have entered into agreements with the service providers whereby they agree to keep the information confidential, and to refrain from trading on the basis of the information. When engaged in purchasing and selling securities for the Fund through brokers and dealers or other trading platforms, the Fund discloses certain information about one or more of the securities positions it owns. The Fund does not have separate non-disclosure agreements with each of these trading entities, but the Fund would immediately cease doing business with any entity the Adviser believes is misusing the information.



MANAGEMENT OF THE FUND
----------------------

PORTFOLIO MANAGER
-----------------

Ronald Baron is the portfolio manager of Baron Partners Fund.


OTHER ACCOUNTS MANAGED
----------------------

As of December 31, 2006:

------------------------------------------------------------------------------------------------------
                                                                                     TOTAL
                                                                 NUMBER OF           ASSETS
TYPE OF ACCOUNT                      PORTFOLIO MANAGER            ACCOUNTS          (millions)
------------------------------------------------------------------------------------------------------
Registered Investment Companies      Ronald Baron                  9                 $10,602
------------------------------------------------------------------------------------------------------
Other pooled investment vehicles(1)                                5                     198
------------------------------------------------------------------------------------------------------
Other Accounts                                                    48                     531
------------------------------------------------------------------------------------------------------

(1) For 2 of the accounts with total assets of $86 million, the advisory fee is based on performance, although one account ($68 million) is a fund of fund.

POTENTIAL CONFLICTS OF INTEREST
-------------------------------

Conflicts of interest could arise in connection with managing the Fund along with other Baron Funds and other clients of the Adviser and clients of the Adviser's affiliated investment adviser. Because of market conditions, client investment guidelines and the consideration of such factors as current holidays, cash availability, and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. The Adviser has allocation policies designed to ensure that no Fund or client is systematically given preferential treatment over time. The Fund's Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board of the Fund annually. Because an investment opportunity may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Baron Funds and clients managed by the Adviser and its affiliates.

To the extent that the Fund's portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among a Fund and other accounts may cause a portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Adviser. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to all interested persons.

A conflict could also arise when the portfolio manager has an investment in the Fund as opposed to another Baron Fund or has a larger investment in the Fund than in other accounts he manages. The Adviser could also receive a performance-based fee with respect to certain accounts.

The Adviser believes that it has policies and procedures in place that address the Fund's potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to broker- dealers), disclosure of confidential information and employee trading.

COMPENSATION
------------

Mr. Baron has an employment agreement in principal. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 42% of his base salary. This contract is for five years, with automatic one year extensions thereafter. Mr. Baron also has a line of credit from the Firm and the Firm has agreed to post collateral up to a fixed amount for his personal bank loans. The terms of his contract are based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration is given to Mr. Baron's reputation, the long-term performance records of the funds under his management, and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

OWNERSHIP OF PORTFOLIO MANAGER
------------------------------

As of December 31, 2006, the Portfolio Manager ownership of Fund Shares was:

-------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF
PORTFOLIO MANAGER           FUND                          FUND SHARES OWN
--------------------------------------------------------------------------------
Ronald Baron                Baron Partners Fund           Over $1,000,000
--------------------------------------------------------------------------------


BOARD OF TRUSTEES AND OFFICERS
------------------------------

The Board of Trustees oversees the management of the Fund. The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served with the other Baron Funds, principal occupations during the past five years and other Trusteeships/Directorships held outside the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Select Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Ronald Baron *+         Chief Executive   4 years         Chairman, CEO and Director:     None outside the Baron
767 Fifth Avenue        Officer, Chief                    Baron Capital, Inc.             Funds Complex.
New York, NY 10153      Investment                        (1982-Present), Baron
DOB: May 23, 1943       Officer, Trustee                  Capital Management, Inc.
                        and Portfolio                     (1983-Present), Baron
                        Manager                           Capital Group, Inc.
                                                          (1984-Present), BAMCO, Inc.
                                                          (1987-Present); President:
                                                          Baron Capital, Inc.
                                                          (03/06-Present), Baron
                                                          Capital Management, Inc.
                                                          (03/06-Present), Baron
                                                          Capital Group, Inc.
                                                          (03/06-Present), BAMCO, Inc.
                                                          (03/06-Present); President
                                                          (2004-Present), Chairman
                                                          (1999-2004), CIO and
                                                          Trustee (1987-Present):
                                                          Baron Investment Funds
                                                          Trust; President
                                                          (2004-Present), Chairman
                                                          (1997-2004), CIO and
                                                          Trustee (1997-Present):
                                                          Baron Capital Funds Trust;
                                                          President (2004-Present),
                                                          Chairman (2003-2004), CIO
                                                          and Trustee (2003-Present):
                                                          Baron Select Funds; CIO and
                                                          Portfolio Manager: Baron
                                                          Managed Funds plc (2005-Present).
-----------------------------------------------------------------------------------------------------------------------------------

                                       -13-

-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Linda S. Martinson*+    Chief Operating   4 years         President: Baron Investment     None outside the
767 Fifth Avenue        Officer,                          Funds Trust, Baron Capital      Baron Funds Complex.
New York, NY 10153      President,                        Funds Trust, Baron Select
DOB: February 23,       Secretary,                        Funds (02/07-Present); Chief
1955                    General Counsel and               Operating Officer: Baron
                        Trustee                           Capital Group, Inc., Baron
                                                          Capital, Inc., BAMCO, Inc.,
                                                          and Baron Capital Management,
                                                          Inc. (05/06-Present); General
                                                          Counsel: Baron Capital, Inc.,
                                                          Baron Capital Management, Inc.
                                                          (1983-Present); General
                                                          Counsel: Baron Capital Group,
                                                          Inc. (1984-Present); General
                                                          Counsel, Secretary: BAMCO,
                                                          Inc. (1987-Present);
                                                          Treasurer: BAMCO, Inc.
                                                          (1987-1993); Director: BAMCO,
                                                          Inc. (1988-1996,
                                                          2003-Present); Vice President:
                                                          BAMCO, Inc. (1993-Present);
                                                          Secretary: Baron Capital,
                                                          Inc., Baron Capital
                                                          Management, Inc., Baron
                                                          Capital Group, Inc.
                                                          (1997-Present); Vice
                                                          President: Baron Capital,
                                                          Inc., Baron Capital
                                                          Management, Inc.
                                                          (1998-Present); Vice
                                                          President: Baron Capital
                                                          Group, Inc. (1999-Present);
                                                          Director: Baron Capital Group,
                                                          Inc., Baron Capital, Inc.,
                                                          Baron Capital Management, Inc.
                                                          (2003-Present); Vice
                                                          President, Secretary, Trustee,
                                                          General Counsel: Baron
                                                          Investment Funds Trust
                                                          (1987-Present); Vice
                                                          President, Secretary, Trustee,
                                                          General Counsel: Baron Capital
                                                          Funds Trust (1998-Present);
                                                          Vice President, Secretary,
                                                          Trustee, General Counsel:
                                                          Baron Select Funds
                                                          (2003-Present); Director,
                                                          Baron Managed Funds plc
                                                          (2005-Present).
-----------------------------------------------------------------------------------------------------------------------------------

                                      -14-


-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

DISINTERESTED
TRUSTEES:

Norman S. Edelcup+^**   Trustee           4 years         Director (2006-Present)         Director (2006-Present) CompX
244 Atlantic Isles                                        CompX International, Inc.       International, Inc.
Sunny Isles Beach, FL                                     (diversified manufacturer       (diversified manufacturer of
33160                                                     of engineered components);      engineered components);
DOB: May 8, 1935                                          Mayor (2003-Present),           Director (1975-Present),
                                                          Commissioner (2001-2003),       Valhi, Inc. (diversified
                                                          Sunny Isles Beach, Florida;     company).
                                                          Director (2001-2006), Senior
                                                          Vice President (2001-2004),
                                                          Florida Savings Bank; Senior
                                                          Vice President (1999-2000),
                                                          Item Processing of America
                                                          (a subsidiary of The
                                                          Intercept Group); Chairman
                                                          (1989-1999), Item Processing
                                                          of America (a financial
                                                          institution service bureau);
                                                          Director (1975-Present),
                                                          Valhi, Inc. (diversified
                                                          company); Director (1985-
                                                          1998), Artistic Greetings,
                                                          Inc.; Trustee (1987-Present),
                                                          Baron Investment Funds Trust;
                                                          Trustee (1997-Present), Baron
                                                          Capital Funds Trust; Trustee
                                                          (2003-Present), Baron Select
                                                          Funds .

David I. Fuente ^**     Trustee           2 years         Director (1987-Present),        Director (1987-Present),
Circle 701 Tern                                           Chairman (1987-2001), CEO       Office Depot; Director
Point Boca Raton,                                         (1987-2000) Office Depot;       (1998-Present), Ryder Systems,
FL 33431                                                  Director (1998-Present), Ryder  Inc.; Director (1993-Present),
DOB: September 10, 1945                                   Systems, Inc.; Director         Dick's Sporting Goods, Inc.
                                                          (1993-Present), Dick's
                                                          Sporting Goods, Inc.; Trustee
                                                          (2004-Present), Baron
                                                          Investment Funds Trust, Baron
                                                          Capital Funds Trust, and Baron
                                                          Select Funds.
-----------------------------------------------------------------------------------------------------------------------------------
                                      -15-

-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Charles N. Mathewson^** Chairman and      4 years;        Chairman Emeritus (October      None outside the Baron Funds
9295 Prototype Road     Trustee           (Elected as     2003-Present), Chairman         Complex.
Reno, NV 89521                            Chairman        (1986-2003), International
DOB: June 12, 1928                        08/04)          Game Technology, Inc.
                                                          (manufacturer of
                                                          microprocessor-controlled
                                                          gaming machines and monitoring
                                                          systems); Chairman
                                                          (1994-2002), American Gaming
                                                          Association; Chairman
                                                          (2004-Present), Trustee
                                                          (1987-Present), Baron
                                                          Investment Funds Trust;
                                                          Chairman (2004-Present),
                                                          Trustee (1997-Present), Baron
                                                          Capital Funds Trust; Chairman
                                                          (2004-Present), Trustee
                                                          (2003-Present), Baron Select
                                                          Funds.

Harold W. Milner^**     Trustee           4 years         Retired; Chairman (2006-        None outside the
2293 Morningstar Drive                                    Present), Lighting Protection   Baron Funds Complex.
Morningstar Drive                                         Systems, LCC; President and
Park City, UT 84060                                       CEO (1985-1997) Kahler Realty
DOB: November                                             Corporation (hotel ownership
11, 1934                                                  and management); Trustee
                                                          (1987-Present), Baron
                                                          Investment Funds Trust;
                                                          Trustee (1997-Present), Baron
                                                          Capital Funds Trust; Trustee
                                                          (2003-Present), Baron Select
                                                          Funds.

Raymond Noveck^++       Trustee           4 years         Private Investor                 None outside the Baron
31 Karen Road                                             (1999-Present); President        Funds Complex.
Waban, MA 02168                                           (1997-1998), The Medical
DOB: May 4, 1943                                          Information Line, Inc. (healthcare
                                                          information); President
                                                          (1990-1997), Strategic
                                                          Systems, Inc. (health care
                                                          information); Director
                                                          (1987-1997), Horizon/CMS
                                                          Healthcare Corporation;
                                                          Trustee (1987-Present), Baron
                                                          Investment Funds Trust;
                                                          Trustee (1997-Present), Baron
                                                          Capital Funds Trust ; Trustee
                                                          (2003-Present), Baron Select
                                                          Funds.
-----------------------------------------------------------------------------------------------------------------------------------

                                      -16-


-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
David A. Silverman,MD^**Trustee           4 years         Physician and Faculty           Director (1999-Present),
146 Central Park West                                     (1976-Present), New York        New York Blood Center.
New York, NY 10024                                        University School of Medicine;
DOB: March 14, 1950                                       Trustee (1987-Present), Baron
                                                          Investment Funds Trust;
                                                          Trustee (1997-Present), Baron
                                                          Capital Funds Trust; Trustee
                                                          (2003-Present), Baron Select
                                                          Funds.

Alex Yemenidjian^**     Trustee           <1 year         Trustee: Baron Capital Funds     Director (2005-Present),
1925 Century Park                         (Appointed      Trust, Baron Select Funds,       Guess?, Inc.; Director
East Suite 1975                            12/06)         (12/06-Present), Baron           (2005-Present), Regal
Los Angeles, CA 90067                                     Investment Funds Trust (2006-    Entertainment Group; Director
DOB: December 27, 1955                                    Present); Chairman and CEO       (2005-Present), USC Marshall
27, 1955                                                  (2005-Present), Armenco          School of Business Board of
                                                          Holdings, LLC (investment        Leaders; Co-chair of Imagine
                                                          company); Director (2005-        the Arts Campaign
                                                          Present), Guess?, Inc.           (2005-Present), California
                                                          (retail); Director (2005-        State University-Northridge;
                                                          Present), Regal Entertainment    Trustee (2000-Present),
                                                          Group (entertainement            American Film Institute;
                                                          company); Director (2005-        Director (1989-Present), The
                                                          Present) USC Marshall School     Lincy Foundation; Director
                                                          of Business Board of             (1989-Present), The United
                                                          Leaders; Co-chair of Imagine     Armenian Fund; Director and
                                                          the Arts Campaign (2005-         member of Executive Committee
                                                          Present), California State       (1989-2005), MGM MIRAGE, Inc.
                                                          University-Northridge; Trustee
                                                          (2001-2006), The Museum of
                                                          Television and Radio; Trustee
                                                          (2000-Present), American Film
                                                          Institute; Trustee (2000-2007),
                                                          Metro-Goldwyn-Mayer, Inc.;
                                                          Director (1989-Present), The
                                                          Lincy Foundation; Director
                                                          (1989-Present), The United
                                                          Armenian Fund; Director and
                                                          member of Executive Committee
                                                          (1989-2005), MGM MIRAGE, Inc.;
                                                          President and COO (1989-1999),
                                                          MGM Grand, Inc. (now MGM
                                                          MIRAGE, Inc.); Managing
                                                          Partner (1984-1989), Parks,
                                                          Palmer, Turner & Yemenidjian
                                                          (certified public accounting
                                                          firm).
-----------------------------------------------------------------------------------------------------------------------------------
                                      -17-

-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL OFFICERS
OF THE FUNDS:

Clifford Greenberg      Senior Vice       4 years         Director: BAMCO, Inc., Baron    None.
767 Fifth Avenue        President                         Capital Management, Inc.
New York, NY 10153                                        (2003-Present); Director:
DOB:  April 30, 1959                                      Baron Capital Group, Inc.,
                                                          Baron Capital, Inc.
                                                          (2000-Present); Senior Vice
                                                          President: Baron Capital
                                                          Group, Inc., Baron Capital,
                                                          Inc., Baron Capital
                                                          Management, Inc. and BAMCO,
                                                          Inc. (2003-Present); Vice
                                                          President: Baron Capital, Inc.
                                                          (1997-2003); Portfolio
                                                          Manager: Baron Small Cap Fund
                                                          (1997-Present); General
                                                          Partner: HPB Associates, L.P.
                                                          (1984-1996).

Gretta J. Heaney        Chief Compliance  3 years         Chief Compliance Officer:       None.
767 Fifth Avenue        Officer                           Baron Managed Funds plc
New York, NY 10153                                        (2005-Present), Baron
DOB: July 10, 1960                                        Investment Funds Trust, Baron
                                                          Capital Funds Trust, Baron
                                                          Select Funds (2004-Present);
                                                          Vice President, Assistant
                                                          General Counsel, Chief
                                                          Compliance Officer: Baron
                                                          Capital Management, Inc.,
                                                          BAMCO, Inc. (2004 -Present),
                                                          Baron Capital, Inc.
                                                          (2002-Present); Vice
                                                          President, Goldman Sachs
                                                          (2000-2002); Vice President,
                                                          Associate Counsel, Hoenig &
                                                          Co., Inc. (1995-2000).

Andrew Peck             Vice President    4 years         Vice President: BAMCO, Inc.     None
767 Fifth Avenue                                          (2003-Present); Vice
New York, NY 10153                                        President: Baron Investment
DOB: March 25, 1969                                       Funds Trust (2003-Present);
                                                          Vice President, Research
                                                          Analyst: Baron Capital, Inc.
                                                          (1998-Present); Co-Portfolio
                                                          Manager: Baron Asset Fund
                                                          (2003-Present); Co-Portfolio
                                                          Manager (mid cap accounts):
                                                          Baron Capital Management, Inc.
                                                          (04/06-Present).
-----------------------------------------------------------------------------------------------------------------------------------

                                      -18-

-----------------------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL OCCUPATION(s)              OTHER
   NAME, ADDRESS &     POSITION(s) HELD    LENGTH OF         DURING THE PAST           TRUSTEE/DIRECTORSHIPS
   DATE OF BIRTH        WITH THE FUNDS    TIME SERVED          FIVE YEARS               HELD BY THE TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Susan Robbins           Vice President    4 years         Director, Vice President and    None
767 Fifth Avenue                                          Senior Analyst: Baron Capital
New York, NY 10153                                        Management, Inc.
DOB: October 19, 1954                                     (1982-Present), Baron Capital,
1954                                                      Inc. (1982-Present), BAMCO,
                                                          Inc. (1997-Present), Baron
                                                          Capital Group, Inc.
                                                          (1982-Present); Vice
                                                          President: Baron Investment
                                                          Funds Trust (1994-Present),
                                                          Baron Capital Funds Trust
                                                          (1998-Present), Baron Select
                                                          Funds (2003-Present).

Peggy C. Wong           Treasurer and     4 years         Chief Financial Officer:        None
767 Fifth Avenue        Chief Financial                   Baron Capital Group, Inc.,
New York, NY 10153      Officer                           Baron Capital, Inc., BAMCO, Inc.,
DOB: April 30, 1961                                       Baron Capital Management,
                                                          Inc., Baron Investment Funds
                                                          Trust (1987-Present);
                                                          Treasurer: Baron Capital, Inc.
                                                          (1988-Present), Baron Capital
                                                          Group, Inc. and Baron Capital
                                                          Management, Inc.
                                                          (1990-Present), BAMCO, Inc.
                                                          (1993-Present); Baron
                                                          Investment Funds Trust
                                                          (1992-Present); Chief
                                                          Financial Officer, Treasurer:
                                                          Baron Capital Funds Trust
                                                          (1998-Present), Baron Select
                                                          Funds (2003-Present), Baron
                                                          Managed Funds plc.(2005-Present).
------------------------------------------------------------------------------------------------------------------------------------

* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
#    Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the "Non-Interested" Committee.


The Trustees of the Fund are responsible for the overall supervision of the operation of the Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Fund's Declaration of Trust and By-laws. Some of the Trustee listed above also serves as a Trustee of Baron Investment Funds Trust (formerly known as Baron Asset Fund) and Baron Capital Funds Trust, registered investment companies.

The Fund pays each Trustee who is not an interested person of the Fund or the Adviser (each a "Disinterested" Trustee) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each Disinterested Trustee receives a base annual compensation of $10,000, with the Chairman receiving an additional $1,300 for his office. An additional $1,300 each, paid to each Disinterested Trustee for attendance in person at the quarterly Trustee Meetings; $325 is paid per quarterly meeting, if the Trustee attends by telephone. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Fund. The Board of Trustees has established four committees, i.e., Audit, Executive Committee, Nominating and Independent.

There are two members of the Audit Committee. The Audit Committee recommends to the full Board the engagement or discharge of the Fund's independent accountants; directs investigations into matters within the scope of the independent accountants' duties; reviews with the independent accountants the result of the audit; and reviews the independence of the independent accountants. Each member of the Audit Committee receives an aggregate of $1,300 in annual compensation for serving on the Audit Committee. The Audit Committee met twice during the fiscal year ended December 31, 2006.

There are two members of the Executive Committee which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session. Members of the Executive Committee serve on the committee without compensation. There were three meetings of the Executive Committee during the fiscal year ended December 31, 2006.

There are seven members of the Nominating Committee. The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. Members of the Nominating Committee serve without compensation. There were no meetings of the Nominating Committee during the fiscal year ended December 31, 2006.

There are seven members of the Independent Committee, all of whom serve on the committee without compensation. The committee discusses various Fund matters, including the advisory contract and distribution plan. Its members are all Disinterested Trustees of the Fund. This committee met four times during the fiscal year ended December 31, 2006.

TRUSTEE OWNERSHIP OF FUND SHARES
--------------------------------

As of December 31, 2006 the Investment by the following Trustees in Fund Shares was:


--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                        Registered Investment
                                                        Companies Overseen by
                          Dollar Range of Equity         Trustee in Family of
Name of Trustee           Securities in the Funds        Investment Companies
--------------------------------------------------------------------------------
Interested:

Ronald Baron                      >$100,000                    >$100,000
--------------------------------------------------------------------------------
Linda S. Martinson              $50,001-$100,000               >$100,000
--------------------------------------------------------------------------------
Disinterested:

Norman Edelcup                    >$100,000                    >$100,000
--------------------------------------------------------------------------------
David I. Fuente                    $0                          >$100,000
--------------------------------------------------------------------------------
Charles Mathewson                 >$100,000                    >$100,000
--------------------------------------------------------------------------------
Harold Milner                     >$100,000                    >$100,000
--------------------------------------------------------------------------------
Raymond Noveck                    >$100,000                    >$100,000
--------------------------------------------------------------------------------
David Silverman                  $10,001-$50,000             $10,0001-$50,000
--------------------------------------------------------------------------------
Alex Yemenidjian*               $50,001-$100,000               >$100,000
--------------------------------------------------------------------------------
*    Alex Yemenidjian was appointed to the Board in December 2006.


The Disinterested Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling; controlled by or under common control with the Adviser or Distributor.

TRUSTEE COMPENSATION TABLE
--------------------------

The Trustees of the Fund received the following compensation from the Fund for the fiscal year ended December 31, 2006:

---------------------------------------------------------------------------------------------------------------------
                         Aggregate              Pension or                Estimated Annual        Total Compensation
                         Compensation           Retirement Benefits       Benefits Upon           From Fund and Fund
Name                     From the Fund          Accrued As Part of        Retirement              Complex Paid to
                                                Fund Expenses                                     Trustees
---------------------------------------------------------------------------------------------------------------------
Interested:

Ronald Baron                 $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Linda S. Martinson           $0                       N/A                       N/A                     $0
---------------------------------------------------------------------------------------------------------------------
Disinterested:

Steven B. Dodge*           $ 1,667                   N/A                       N/A                     $ 2,167
---------------------------------------------------------------------------------------------------------------------
Norman Edelcup              $16,500                   N/A                       N/A                     $65,000
---------------------------------------------------------------------------------------------------------------------
David I. Fuente             $11,300                   N/A                       N/A                     $45,000
---------------------------------------------------------------------------------------------------------------------
Charles Mathewson           $13,250                   N/A                       N/A                     $52,500
---------------------------------------------------------------------------------------------------------------------
Harold Milner               $15,200                   N/A                       N/A                     $60,000
---------------------------------------------------------------------------------------------------------------------
Raymond Noveck              $16,500                   N/A                       N/A                     $65,000
---------------------------------------------------------------------------------------------------------------------
David Silverman             $15,200                   N/A                       N/A                     $60,000
---------------------------------------------------------------------------------------------------------------------
Alex Yemenidjian**          $0                        N/A                       N/A                     $40,400
---------------------------------------------------------------------------------------------------------------------

*   As of March 3, 2006, Steve Dodge is no longer a trustee.
**  Alex Yemenidjian was appointed to the Board in December 2006.


CODE OF ETHICS
--------------

The Fund, the Adviser and the Distributor have adopted a written code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The code of ethics allows employees, subject to the code, to invest in securities including, under certain circumstances, securities held or to be purchased by the Fund.


PRINCIPAL HOLDERS OF SHARES
---------------------------

As of December 31, 2006, the following persons were known to the Fund to be the record or beneficial owners of 5% or more of the outstanding securities of the
Fund:

NAME & Address                               Percentage Owned
--------------                               ----------------

National Financial Services Corp               26.0%
Charles Schawb & Co., Inc                      24.5%
Prudential Investment Management                6.4%

As of December 31, 2006, all of the officers and Trustees of the Fund as a group beneficially owned directly or indirectly 4.6% of the Fund.

INVESTMENT ADVISER

The investment adviser to the Fund is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 767 Fifth Avenue, New York, N.Y. 10153 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 32 years of experience as a Wall Street analyst and has managed money for others for over 27 years. Mr. Baron is the portfolio manager for the Fund and was the portfolio manager for the predecessor Partnership since its inception in 1992 through the Adviser's affiliate, Baron Capital Management, Inc. ("BCM"). Pursuant to an Advisory Agreement with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Fund subject to such policies as the Trustees may determine. The fee paid to the Adviser is 1% of assets per annum. The Adviser has contractually agreed to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses for as long as the Adviser serves as investment adviser to the Fund. Baron Partners Fund incurred advisory expenses of $17,718,092 for the year ended December 31, 2006; $11,425,669 for the year ended December 31, 2005; and $2,698,473 for the year ended December 31, 2004.

Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser. The Adviser also uses a portion of its assets to pay all or a portion of the charges of third party programs that make the shares of the Fund available to their customers.

The Fund pays all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses;

compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Fund also pays the expenses of offering the shares of the Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

The Adviser utilizes the staffs of BCG and its subsidiary BCM to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers or Trustees of the Fund or of other funds managed by the Adviser. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and the other funds managed by the Adviser have investment objectives which may or may not vary from those of each other and of the Fund. BCM and the Adviser invest assets in such clients' accounts and in the accounts of principals and employees of BCM and its affiliates in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser. All trading by employees is subject to the Code of Ethics of the Fund and the Adviser. In certain circumstances the Adviser may make investments for the Fund that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Fund that are inconsistent with the investment decisions for other funds it manages.

The Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to the Fund. The Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be the Fund's investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund on account of any action taken in good faith; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the Advisory Agreement.

The Advisory Agreement was last approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940 ("1940 Act" )) on May 23, 2006.

The Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. The Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by the 1940
Act). A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory contract of the Fund is available in the Fund's Semi-Annual Financial Report to Shareholders for the six months ended June 30, 2006.


PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Fund has delegated to BAMCO the investment Adviser, all decision making on proxy voting. The Adviser makes its own independent voting decisions, although it may consider recommendations from third parties in its decision making process. The Adviser makes voting decisions solely in the best interests of the Fund and its shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the objective of maximizing long-term investment returns for the Fund.

The Adviser  uses  guidelines  which are  reviewed  quarterly  by a Proxy Review
Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company's management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser's policies.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of a Fund, the Committee will review the matter and may either (i) request that the Fund consent to the Adviser's vote, (ii) vote in accordance with the published recommendations of and independent voting organization, or (iii) appoint an independent third party to vote.

A full copy of the Proxy Voting Policies and Procedures as well as the most current proxy voting record (on Form N-PX for the twelve months ended June 30th, is available upon filing with the SEC, which can be no later than August 31st of each year) for the Fund is available without charge on the Fund's website www.BaronFunds.com or on the SEC's website, www.sec.gov.

SERVICE AGREEMENTS

The Fund has agreements with various service providers pursuant to which administrative services such as record keeping, reporting and processing services are provided to the Fund's shareholders.

BROKERAGE
---------

The Adviser is responsible for placing the portfolio brokerage business of the Fund with the objective of obtaining the best net results for the Fund, taking into account prompt, efficient and reliable executions at a favorable price.

Purchase and sale orders are placed with brokers which the Adviser believes will achieve "best execution" of such orders. Best execution involves consideration of a number of factors, including direct net economic results to the Fund, the efficiency with which the transaction is executed, the ability to effect the transaction in the size and price range requested, the ability to effect the transaction with minimum impact on the market, the financial strength and stability of the broker, the broker's familiarity with a particular security, the broker's commitment of resources to executing the transaction, and past experience with a broker.

The Adviser's affiliate Baron Capital, Inc. ("Baron Capital") was one of the brokers that provided brokerage services to the Fund, but Baron Capital ceased its brokerage activities in October of 2005.

For the Fiscal Year Ended 12/31
-----------------------------------------------------------------------------------------
                                               2006         2005            2004
-----------------------------------------------------------------------------------------
Total Commissions Paid by the Fund            $1,223,908   $1,466,643      $713,454
-----------------------------------------------------------------------------------------
Commissions Paid to BCI                        $0          $  453,479      $430,685
-----------------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Commissions Paid to BCI                        0.0%         30.9%           60.4%
-----------------------------------------------------------------------------------------
% of Aggregate Dollar Amount of
Transactions Involving Payment of
Commissions to BCI                             0.0%         49.8%            59.3%
-----------------------------------------------------------------------------------------
% of Total Transactions (Principal & Agency)
Where BCI Acted as Broker                      0.0%         49.8%            58.5%
-----------------------------------------------------------------------------------------

Under the Investment Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Fund's policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Fund and/or other advisory clients of affiliates.

Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Fund. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

Investment decisions for the Fund and for investment accounts managed by BCM and the Adviser are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's, and/or BCM's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to accounts in a manner deemed equitable by the Adviser in conjunction with BCM. This procedure could have a detrimental effect upon the price or value of the security for the Fund, but may have a beneficial effect.

DISTRIBUTOR
-----------
Distribution of Securities
--------------------------

The Fund has a distribution agreement with Baron Capital, an affiliate of the Adviser. The Distributor acts as the agent for the Fund for the continuous public offering of its shares on a best efforts basis pursuant to a distribution plan adopted under Rule 12b-1 under the 1940 Act ("Distribution Plan").

DISTRIBUTION PLAN
-----------------

The Distributor does not receive underwriting commissions, but the Distribution Plan authorizes the Fund to pay the Distributor a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD. The distribution fee is paid to the Distributor in connection with its activities or expenses primarily intended to result in the sale of shares, including, but not limited to, compensation to registered representatives or other employees of the Distributor; compensation to and expenses of employees of the Distributor who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses; preparing, printing and distributing promotional and advertising material;
preparing, printing and distributing the Prospectus and reports to other than current shareholders; compensation for certain shareholder services; and commissions and other fees to broker-dealers or other persons who have introduced investors to the Fund. The total amount of the fee is payable to the Distributor regardless of the actual expenses incurred, which may be more or less than the distribution fees received by the Distributor. The Distributor or its affiliates may enter into arrangements with third parties to sell the Fund in programs that make the Fund'S shares available to their customers and pay such third parties amounts in excess of the 12b-1 fee. The Excess amounts typically represent savings of expenses the Fund would otherwise incur in performing record keeping and transfer agency functions. The Adviser reimburses the Distributor for certain of those excess charges.

The Distributor, the Adviser and/or their affiliates, at their expense, currently provide additional compensation to certain financial intermediaries to make Fund shares available to their customers. These financial intermediaries include retirement plan sponsors, service providers and administrators, which provide recordkeeping and administrative services and other services to retirement plan participants; and banks broker-dealers, insurance companies, and other service providers which provide distribution-related and shareholder services. The amount of payments made to a financial intermediary in any given year will vary based on the amount of assets attributable to a financial intermediary. These payments help defray the costs incurred by financial intermediaries for, among other things, providing marketing and other services intended to assist in the offer and sale of Fund shares, for shareholder servicing activities, and/or for sub-transfer agency services provided to individual shareholders where a financial intermediary maintains omnibus accounts with the Fund's Transfer Agent.

The expenses listed below are payable by the Fund and are not treated as distribution or service fees under the Distribution Plan even if they are considered to be primarily intended to result in the sale of shares within the meaning of Rule 12b-1 of the 1940 Act: (a) the costs of preparing, printing or reproducing and mailing all required reports and notices to shareholders; (b) the costs of preparing, printing or reproducing and mailing all proxy statements and proxies (whether or not such proxy materials include any item relating to or directed toward the sale of shares); (c) the costs of preparing, printing or reproducing and mailing all prospectuses and statements of additional information to current shareholders; (d) all external legal and accounting fees relating to the preparation of any such report, prospectus, and proxy materials;
(e) all external fees and expenses relating to the qualification of the Fund and/or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Shares; (g) all fees and assessments, if any, of the Investment Company Institute or any successor organization, whether or not its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed and reports of share balances; (i) all external costs of responding to telephone or mail inquiries of shareholders or prospective shareholders; and (j) all other external costs and expenses of an administrative nature.

The Distribution Plan requires that while it is in effect the Distributor report to the Trustees in writing, at least quarterly, the amounts of all expenditures, the identity of the payees and the purposes for which such expenditures were made for the preceding fiscal quarter. For year fiscal year ended December 31, 2006, the Fund paid distribution fees of $4,429,523 (an additional $399,131 was absorbed by the Distributor and/or its affiliates and not paid by the Fund pursuant to the 0.25% limitation).

COMPENSATION TABLE
------------------

The following table discloses compensation received by Baron Capital, Inc. from the Fund for the year ended December 31, 2006:

--------------------------------------------------------------------------------------------------------------------
                                 Net Underwriting        Compensation on
                                  Discounts and          Redemptions and           Brokerage               Other
                                   Commissions             Repurchases            Commissions          Compensation*
--------------------------------------------------------------------------------------------------------------------
Baron Partners Fund                   $0                      $0                      $0              $4,429,523
--------------------------------------------------------------------------------------------------------------------

*   Fees received pursuant to Distribution Plan.

Trustees of the Fund who are not interested persons of the Fund have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement thereunder. All the interested Trustees have such an interest.

The Distribution Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto. In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The anticipated benefits include the following: (i) the likelihood of attracting and retaining investments in the Fund and (ii) the consequent reduced expense ratios due to economies of scale, ability to purchase larger blocks of securities, resulting in decreased expenses, and minimization of adverse effects from forced sales of portfolio securities to meet redemptions.

Baron Capital is authorized to make payments to authorized dealers, banks and other financial institutions who have rendered distribution assistance and ongoing shareholder support services, shareholder servicing assistance or record keeping. Certain states may require that any such person be registered as a dealer with such state. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Distribution Plan. No preference will be shown in the selection of investments for the instruments of such depository institutions. Baron Capital may also retain part of the distribution fee as compensation for its services and expenses in connection with the distribution of shares. If the Distribution Plan is terminated, the Fund will owe no payments to Baron Capital other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

Unless terminated in accordance with its terms, the Distribution Plan will continue in effect for a one year period, and from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Trustees and by a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

The Distribution Plan may be terminated at any time by the vote of a majority of the members of the Fund's Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto or by the vote of a majority of the outstanding shares. The Distribution Plan may not be amended to increase materially the amount of payments to be made without the approval of the Fund's shareholders. All material amendments must be approved by a vote of the Trustees and of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

CUSTODIAN,  TRANSFER  AGENT  AND DIVIDEND  AGENT
------------------------------------------------

On or about May 11, 2007, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, will become the custodian for the Fund's cash and securities. The Fund is in the process of transferring its account from its former custodian The Bank of New York.

DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105, is the transfer agent and dividend agent for the Fund's shares. Neither institution assists in or is responsible for investment decisions involving assets of the Fund.



REDEMPTION OF SHARES
--------------------

The Fund expects to make all redemptions in cash, but has reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Fund's Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to the Fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.

ACCOUNTING
----------

The Adviser keeps the books of account of each Fund, and calculates daily the income and net asset value per share of each Fund.

NET  ASSET VALUE
----------------

As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of the Fund is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern Standard Time) on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually.

The most recent announcement states it will not be open on New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.



TAXES
-----

The Fund intends to qualify every year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Fund of Federal income taxes on the portion of its net investment income and net realized capital gains distributed to shareholders. The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least annually to its shareholders.

A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income (the excess of short and long term capital gain over short and long term capital loss) for each one-year period ending October 31 and (iii) certain other amounts not distributed in previous years. Shareholders will be taxed during each calendar year on the full amount of such dividends distributed (including certain declared dividends not actually paid until the next calendar year).

For Federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Code) eligible for a reduced rate of tax, whether received in cash or in additional shares. Distributions paid from net capital gains are taxable as long-term capital gains, whether received in cash or shares and regardless of how long a shareholder has held shares, and are not eligible for the dividends received deduction. Distributions of investment income (but not distributions of short-term or long-term capital gains) received by shareholders will qualify for the 70% dividends received deduction available to corporations to the extent designated by the Fund in a notice to each shareholder. Unless all of the Fund's gross income constitutes dividends from domestic corporations qualifying for the dividends received deduction, a portion of the distributions of investment income to those holders of the Fund which are corporations will not qualify for the 70% dividends received deduction. The dividends received deduction for corporate holders may be further reduced if the shares with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than forty-six (46) days.

The Fund will send written notices to shareholders regarding the Federal income tax status of all distributions made during each calendar year as ordinary income or capital gain and the amount qualifying for the 70% dividends received deduction.

The foregoing relates to Federal income taxation. Distributions may also be subject to state and local taxes. The Fund is organized as a Delaware statutory trust. Under current law, so long as the Fund qualifies for the Federal income tax treatment described above, it is believed that it will not be liable for any income or franchise tax imposed by Delaware.

Investors are urged to consult their own tax advisers regarding the application of Federal, state and local tax laws.



ORGANIZATION AND CAPITALIZATION
-------------------------------

Baron Select Funds is an open-end investment company organized as a series fund under the statutory trust law of The State of Delaware. The only series currently available is Baron Partners Fund. Shares entitle their holders to one vote per share on all matters submitted to a vote of shareholders. The Company's Declaration of Trust provides that no matters need be submitted to shareholders except as required by the 1940 Act. Consequently, matters such as mergers, acquisitions and sales of assets may not require shareholder approval. In the election of Trustees, shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

Under Delaware law, shareholders have no liability for any liabilities of the Company or any of its series. Under the Company's Declaration of Trust, all liabilities and assets of the Company are allocated among its various series and no series (and no creditor or shareholder of any series) participates in or is subject to the assets or liabilities of any other series.



OTHER INFORMATION
-----------------

REGISTERED PUBLIC ACCOUNTANTS
-----------------------------

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, has been selected as independent registered public accounting firm of the Fund.

CALCULATIONS OF PERFORMANCE DATA
--------------------------------

Advertisements and other sales literature for the Funds may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:
                               n
                         P(1+T)  =  ERV

     Where:    P  =  a hypothetical initial payment of $1,000
               T  =  average annual total return
               n
                  =  number of years
              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 investment made at the beginning of the period

Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period.

After-tax returns are included in the table below to show the impact of assumed federal income taxes on an investment in the Funds. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects only and are not predictive of future tax effects.

Average Annual Total Return (After Taxes on Distributions ) is computed as follows: n P (1+T) = ATV D

       Where:  P  = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on distributions) n
                  =  number of years
              ATV
                 D = ending redeemable value of a
                     hypothetical $1,000 investment
                     made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund
Fund Shares) computed as follows:
                           n
                    P (1+T)  =  ATV
                                   DR
     Where:    P  =  a hypothetical initial payment of $1,000
               T  =  average annual total return (after taxes on distributions andredemption)
               n
                  =  number of years
           ATV
              DR  =  ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees. Prior to May 1, 2003, the performance calculations have been restated and adjusted since inception applying the flat maximum expense ratio of 1.45% that would apply to the Fund (exclusive of portfolio transaction costs, interest and extraordinary expenses). The adjustments remove any prior performance allocations or other management or service fees and assumes the Fund operated as a mutual fund in paying out realized gains and income, if any, annually.

Computed, adjusted and restated in the manner described above, the performance, as of December 31, 2006 has been:

                                   Average  |   Average               |   Average               |   Average
                                   Annual   |   Annual     Cumulative |   Annual    Cumulative  |   Annual         Cumulative
                                   1 YR     |   5 YR        5 YR      |   10 YR       10 YR     |   Since          Since
                                            |                         |                         |   Inception      Inception
                                 ------------------------------------------------------------------------------------------------
BARON PARTNERS FUND                         |                         |                         |
                                            |                         |                         |
Return before taxes                21.55%   |   16.82%      117.59%   |   15.33%     316.29%    |    18.30%        1,126.07%
                                            |                         |                         |
Return after taxes on                       |                         |                         |
distributions                      21.50%   |   15.91%      109.25%   |   14.83%     298.45%    |    17.86%        1,060.45%
                                            |                         |                         |
Return after taxes on                       |                         |                         |
distributions & sale of Fund                |                         |                         |
shares                             14.07%   |   14.42%       96.09%   |   13.68%     260.39%    |    16.86%          921.38%
                                            |                         |                         |
Russell 2000 (reflects no                   |                         |                         |
deductions for fees expenses                |                         |                         |
or taxes)                          18.37%   |   11.39%       71.47%   |    9.44%     146.43%    |    10.95%          371.40%
                                            |                         |                         |
Russell 2500 (reflects no                   |                         |                         |
deductions for fees expenses                |                         |                         |
or taxes)                          15.80%   |    6.17%        34.90%  |    8.40%     124.01%    |    10.82%          362.71%
                                            |                         |                         |
---------------------------------------------------------------------------------------------------------------------------


Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Fund, including data and other information from Lipper Analytical Services, Inc., DA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotson, No Load Investor, Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time, Personal Finance, Investment Advisor, SmartMoney, Rukeyser, Kiplinger's, NAPFA News, US News, Bottomline, Investors Business Daily, Bloomberg Radio, CNBC, USA Today, 1998 Mutual Fund Report, Mutual Fund Magazine, The Street.com, Bloomberg
Personal, Worth, Washington Business Journal, Investment News, Hispanic Magazine, Institutional Investor, Rolling Stone Magazine, Microsoft Investor, Individual Investor, SmartMoney Interactive, Art & Auction, Dow Jones Newswire, Dow Jones News, The Boston Globe, Standard & Poor's Advisor Insight, CBS Market Watch, Morningstar.Net, On Wall Street, Los Angeles Times, Standard & Poor's Outlook, Bloomberg Online, Fund Action, Funds Net Insight, Boston Herald, Dow Jones Investment Advisor, Annuity.Net.com, Morningstar Fund

Investor, Associated Press, Bloomberg Business News, Standard & Poor's Personal Wealth, The Washington Post, The Daily Telegraph (UK), NewsDay, New York Post, Miami Herald, Yahoo Finance, Arizona Republic, Mutual Fund Market News, Chicago Tribune, Investor Force, Pensions and Investments St. Paul Pioneer Press, Deseret News Publishing, Dallas Morning News, PSI Daily, Financial Planning
Investment News, Newark Star Ledger, Reuters, Time - European Edition, Registered Representative Magazine and Crain's NY Business. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4,500, 5000, or Small Cap, NASDAQ/OTC Composite, New York Stock Exchange, and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all funds, aggressive growth funds, value funds, mid-cap funds, small-cap funds, growth funds, equity income funds, and any combination of the above listed categories.

FINANCIAL STATEMENTS
--------------------

The Fund's financial statements for the year ended December 31, 2006 appearing in the 2006 Annual Financial Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information.

                                BARON SELECT FUND

                            PART C. OTHER INFORMATION


Item 23.    EXHIBITS
            --------

                  a.   Declaration of Trust dated April 30, 2003#
                  b.   By-laws dated April 30, 2003^
                  c.   Inapplicable.
                  d. Investment Advisory Agreement between Baron Partners Fund and BAMCO, Inc.^
                  e.   Distribution Agreement with Baron Capital, Inc.^
                  f.   Inapplicable.
                  g.   (1)   Custodian Agreement with State Street Bank and
                             Trust Company.
                       (2)   Fee Schedule for Exhibit g(1).
                  h.   (1)   Transfer Agency Agreement with DST Systems, Inc.^
                       (2)   Fee Schedule for Exhibit h(1).^
                       (3)   Line of Credit Agreement with The Bank of New York.
                  i. Opinion and consent of counsel as to legality of shares being registered.#
                  j.   Consent of Independent Certified Public Accountants.*
                  k.   Omitted Financial Statements.*
                  l.   Inapplicable.
                  m.   Distribution Plan pursuant to Rule 12b-1.^
                  n.   Rule 18f-3Plan.^
                  o.   Reserved.
                  p.   Code of Ethics.^

         -----------------

                  * Previously filed with Pre-effective Amendment Number 1. ^ Previously filed with Pre-effective Amendment Number 2. # Previously filed with Pre-effective Amendment Number 3.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

The  following   diagram   indicates  the  persons  under  common  control  with
Registrant, all of which are incorporated in New York.

         Ronald Baron

                controls :       Baron Capital Group, Inc.

         and owns 100% of:       Baron Capital, Inc.
                                 BAMCO, Inc.
                                 Baron Capital Management, Inc.

Baron Capital, Inc. serves as distributor of Registrant's shares and performs brokerage services for Registrant. BAMCO, Inc. serves as investment adviser to Registrant. Baron Capital Management, Inc. is an affiliated investment adviser. All of the above corporate entities file consolidated financial statements. Ronald Baron, Chairman and CEO of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as Chairman and CEO of all the above entities.

Item 25.    INDEMNIFICATION
            ---------------

Article IV of Registrant's Declaration of Trust states as follows:

     Section 4.1      No Personal Liability of Shareholders, Trustees, etc.
                      -----------------------------------------------------
No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Series Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee, officer, employee or agent of the Trust or any Series of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or the respective Series or the Shareholders, in connection with Series Property or the affairs of the Trust or the respective Series, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Series Property of the affected Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception regarding Trustees and officers, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 4.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

     Section 4.2      MANDATORY INDEMNIFICATION.  The Trust hereby agrees,
                      -------------------------
solely out of the assets of the affected Series, to indemnify each Person who at any time serves as Trustee or officer of the Trust (each such Person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article IV by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any Person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or
(iv) reckless disregard of the duties involved in the conduct of his position. Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

            (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

            (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

            (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.

            (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority, solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent as corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.

     Section 4.3     NO DUTY OF INVESTIGATION; NOTICE IN TRUST INSTRUMENTS, ETC.
                     -----------------------------------------------------------
No purchaser, lender, transfer agent or other Person dealing with the Trustees or with any officer, employee or agent of the Trust or any Series of the Trust or Class thereof shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust or any Series of the Trust, and every other act or thing whatsoever executed in connection with the Trust or any Series of the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Series Property, the Shareholders of each Series, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

     Section 4.4      Reliance on Experts, etc.  Each Trustee and officer or
                      ------------------------
employee of the Trust or any Series of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or any Series of the Trust or Class thereof, upon an opinion of counsel, or upon reports made to the Trust or any Series thereof by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other expert may also be a Trustee.

As used in this Section 4.3, a "Disinterested Non-Party Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


Item 26.    BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER
            ---------------------------------------------------

The business and other connections of BAMCO, Inc. are summarized under "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

The business and other connections of the officers and directors of BAMCO, Inc. are currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and are incorporated herein by reference.


Item 27.    PRINCIPAL UNDERWRITERS
            ----------------------

            (a)  Baron Capital Funds Trust and Baron Asset Fund

            (b)


      (1)                                       (2)                                   (3)
                                          POSITIONS AND                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH                           OFFICES WITH
BUSINESS ADDRESS                          UNDERWRITER                            REGISTRANT
------------------                        --------------------                   ------------------

Ronald Baron                              Director,                              Trustee,
767 Fifth Avenue                          Chairman, CEO and                      Chief Executive Officer,
New York, N.Y. 10153                      CIO                                    CIO and Portfolio
                                                                                 Manager

Clifford Greenberg                        Director and Senior Vice President     Senior Vice
767 Fifth Avenue                                                                 President
New York, N.Y. 10153

Gretta J. Heaney                         Chief Compliance                        Chief Compliance Officer, Vice
767 Fifth Avenue                         Officer, Vice                           President, and Assistant
New York, N.Y. 10153                     President, and                          General Counsel
                                         Assistant General Counsel

David Kaplan                             Vice President                          None
767 Fifth Avenue
New York, N.Y. 10153

Matt Kelly                               Vice President                          None
767 Fifth Avenue
New York, N.Y. 10153

Michael Lippert                          Vice President                          None
767 Fifth Avenue
New York, N.Y. 10153

Linda S. Martinson                       Director, Chief                         Trustee, Chief Operating
767 Fifth Avenue                         Operating Officer,                      Officer, President,
New York, N.Y. 10153                     Vice President,                         Secretary, and General Counsel
                                         Secretary and General Counsel

Andrew Peck                              Vice President                          Vice President
767 Fifth Avenue
New York, N.Y. 10153

Susan Robbins                            Director, Vice                          Vice President
767 Fifth Avenue                         President and Senior
New York, N.Y. 10153                     Analyst

David Schneider                          Vice President                          None
767 Fifth Avenue
New York, N.Y. 10153

Peggy Wong                               Vice President                          Treasurer and CFO
767 Fifth Avenue                         Treasurer and CFO
New York, N.Y. 10153

    (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant's transfer agent are maintained by DST Systems, Inc., 330 West 9th Street, Pointdexter 1, Kansas City, MO 64105 and on or about May 11, 2007, of the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston. MA 02111.

ITEM 29. MANAGEMENT SERVICES
         -------------------

Inapplicable.

ITEM 30. UNDERTAKINGS
         ------------

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                            SIGNATURES
                            ----------

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this post -effective amendment No. 9 and No. 12, respectively to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 30th day of April 2007.

                            BARON SELECT FUNDS


                            By:  /s/ Ronald Baron
                                 ----------------
                                     Ronald Baron, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 9 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                   TITLE                             DATE
----------                   -----                             ----

/s/ Ronald Baron               Chief Executive Officer         April 30, 2007
----------------               & Trustee
    Ronald Baron


/*s/ Norman S. Edelcup         Trustee                         April 30, 2007
---------------------
     Norman S. Edelcup


/*s/ David I. Fuente           Trustee                         April 30, 2007
--------------------
     David I. Fuente


/s/ Linda S. Martinson         Chief Operatin Officer,         April 30, 2007
---------------------          President, Secretary,
    Linda S. Martinson         Trusee and General Counsel


/*s/ Charles N. Mathewson      Chairman & Trustee              April 30, 2007
-------------------------
     Charles N. Mathewson


/*s/ Harold Milner             Trustee                         April 30, 2007
------------------
     Harold Milner


/*s/ Raymond Noveck            Trustee                         April 30, 2007
------------------
     Raymond Noveck


/*s/ David A. Silverman        Trustee                         April 30, 2007
-----------------------
     David A. Silverman


/s/ Peggy Wong                 Treasurer (Principal            April 30, 2007
-------------                  Financial & Accounting
    Peggy Wong                 Officer)



*By: /s/ Linda S. Martinson
     -----------------------
         Linda S. Martinson
         Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: April 30, 2007